SEGMENT INFORMATION - Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Revenues	$ 6,482	$ 5,429	$ 12,783	$ 10,821
Costs attributed to revenues	(3,797)	(3,054)	(7,327)	(6,058)
General and administrative expenses	(114)	(108)	(223)	(205)
Other (expense) income	(65)	(109)	(123)	(182)
Interest expense	(1,073)	(909)	(2,120)	(1,808)
Depreciation and amortization expense	(1,095)	(941)	(2,170)	(1,901)
Deferred taxes	(35)	44	16	82
Mark-to-market and other	153	(88)	(191)	(82)
Share of (losses) earnings from associates	33	(12)	(8)	111	$ 627
Net income attributable to non-controlling interest	(445)	(183)	(654)	(584)
Net income (loss) attributable to partnership	44	69	(17)	194
Utilities
Disclosure of operating segments [line items]
Revenues	2,365	2,187	4,702	4,317
Transport
Disclosure of operating segments [line items]
Revenues	1,072	1,150	2,118	2,324
Midstream
Disclosure of operating segments [line items]
Revenues	1,916	984	3,698	2,033
Operating segments
Disclosure of operating segments [line items]
Revenues	2,217	1,945	4,434	3,881
Costs attributed to revenues	(961)	(799)	(1,946)	(1,586)
General and administrative expenses	(114)	(108)	(223)	(205)
Other (expense) income	1	14	30	29
Interest expense	(441)	(414)	(884)	(835)
FFO	702	638	1,411	1,284
Depreciation and amortization expense	(464)	(421)	(920)	(846)
Deferred taxes	(25)	29	(6)	33
Mark-to-market and other	(169)	(177)	(502)	(277)
Share of (losses) earnings from associates	0	0	0	0
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	44	69	(17)	194
Operating segments | Utilities
Disclosure of operating segments [line items]
Revenues	742	676	1,484	1,360
Costs attributed to revenues	(405)	(358)	(812)	(718)
General and administrative expenses	0	0	0	0
Other (expense) income	(27)	(28)	(50)	(62)
Interest expense	(114)	(103)	(225)	(201)
FFO	196	187	397	379
Operating segments | Transport
Disclosure of operating segments [line items]
Revenues	652	618	1,281	1,199
Costs attributed to revenues	(230)	(210)	(473)	(396)
General and administrative expenses	0	0	0	0
Other (expense) income	(8)	(11)	(11)	(17)
Interest expense	(103)	(93)	(203)	(194)
FFO	311	304	594	592
Operating segments | Midstream
Disclosure of operating segments [line items]
Revenues	477	385	972	810
Costs attributed to revenues	(208)	(146)	(421)	(307)
General and administrative expenses	0	0	0	0
Other (expense) income	(3)	(4)	(10)	(12)
Interest expense	(83)	(78)	(168)	(165)
FFO	183	157	373	326
Operating segments | Data
Disclosure of operating segments [line items]
Revenues	346	266	697	512
Costs attributed to revenues	(118)	(85)	(240)	(165)
General and administrative expenses	0	0	0	0
Other (expense) income	4	6	11	12
Interest expense	(78)	(74)	(165)	(144)
FFO	154	113	303	215
Operating segments | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0	0
Costs attributed to revenues	0	0	0	0
General and administrative expenses	(114)	(108)	(223)	(205)
Other (expense) income	35	51	90	108
Interest expense	(63)	(66)	(123)	(131)
FFO	(142)	(123)	(256)	(228)
Material reconciling items | Total for all associates
Disclosure of operating segments [line items]
Revenues	(574)	(478)	(1,079)	(946)
Costs attributed to revenues	196	132	396	257
General and administrative expenses	0	0	0	0
Other (expense) income	2	7	(3)	17
Interest expense	99	91	192	190
Depreciation and amortization expense	136	114	250	234
Deferred taxes	(3)	(19)	(13)	(22)
Mark-to-market and other	122	177	253	171
Share of (losses) earnings from associates	22	(24)	4	99
Net income attributable to non-controlling interest	0	0	0	0
Net income (loss) attributable to partnership	0	0	0	0
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Revenues	4,839	3,962	9,428	7,886
Costs attributed to revenues	(3,032)	(2,387)	(5,777)	(4,729)
General and administrative expenses	0	0	0	0
Other (expense) income	(68)	(130)	(150)	(228)
Interest expense	(731)	(586)	(1,428)	(1,163)
Depreciation and amortization expense	(767)	(634)	(1,500)	(1,289)
Deferred taxes	(7)	34	35	71
Mark-to-market and other	200	(88)	58	24
Share of (losses) earnings from associates	11	12	(12)	12
Net income attributable to non-controlling interest	(445)	(183)	(654)	(584)
Net income (loss) attributable to partnership	$ 0	$ 0	$ 0	$ 0